Schedule II Valuation and Qualifying Accounts (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Allowance for doubtful accounts and for notes receivable [Member]
Valuation And Qualifying Accounts
Beginning Balance	$ 0	[1]	$ 1	[1]	$ 15	[2]
Additions Charged (Credited) To Cost and Expenses	0		0		1
Additions Other	0		0		0
Deductions	0		1	[3]	15	[4]
Ending Balance	0	[1]	0	[1]	1	[1]
Deferred Tax Asset Valuation Allowance [Member]
Valuation And Qualifying Accounts
Beginning Balance	144	[1]	145	[1]	249	[5]
Additions Charged (Credited) To Cost and Expenses	37		(1)		(33)
Additions Other	0		0		0
Deductions	0		0		71	[4]
Ending Balance	$ 181	[1]	$ 144	[1]	$ 145	[1]

[1]	Deducted from related assets.
[2]	Deducted from related assets, primarily included in assets of discontinued operations.
[3]	Represents balances written off, reclassifications, and recoveries.
[4]	Includes balance deductions due to the spin-off of our exploration and production business on December 31, 2011.
[5]	Deducted primarily from related assets, with a portion included in assets of discontinued operations.